Share-based payments - Disclosure of reconciliation of BSAs (Details) - shares					12 Months Ended	118 Months Ended
	Jan. 22, 2018	Sep. 18, 2017	Dec. 04, 2015	Mar. 11, 2014	Dec. 31, 2023	Dec. 31, 2023
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						247,798
Number of instruments outstanding, beginning balance (in shares)					147,917
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					(722)
Number of instruments outstanding, ending balance (in shares)					147,196	147,196
Number of instruments exercisable (in shares)					147,195	147,195
Maximum number of shares to be issued if all conditions are met (in shares)					253,234	253,234
BSA-2014-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				1,172
Number of instruments outstanding, beginning balance (in shares)					492
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					(492)
Number of instruments outstanding, ending balance (in shares)					0	0
Number of instruments exercisable (in shares)					0	0
Maximum number of shares to be issued if all conditions are met (in shares)					0	0
BSA-2015-11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			96,924
Number of instruments outstanding, beginning balance (in shares)					96,924
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					0
Number of instruments outstanding, ending balance (in shares)					96,924	96,924
Number of instruments exercisable (in shares)					96,924	96,924
Maximum number of shares to be issued if all conditions are met (in shares)					96,924	96,924
BSA-2015-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			82,000
Number of instruments outstanding, beginning balance (in shares)					16,400
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					0
Number of instruments outstanding, ending balance (in shares)					16,400	16,400
Number of instruments exercisable (in shares)					16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)					16,400	16,400
BSA-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		16,400
Number of instruments outstanding, beginning balance (in shares)					16,400
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					0
Number of instruments outstanding, ending balance (in shares)					16,400	16,400
Number of instruments exercisable (in shares)					16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)					16,400	16,400
BSA-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	49,200
Number of instruments outstanding, beginning balance (in shares)					16,400
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					0
Number of instruments outstanding, ending balance (in shares)					16,400	16,400
Number of instruments exercisable (in shares)					16,400	16,400
Maximum number of shares to be issued if all conditions are met (in shares)					16,400	16,400
BSA-2014-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				1,315
Number of instruments outstanding, beginning balance (in shares)					842
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					0
Number of instruments outstanding, ending balance (in shares)					842	842
Number of instruments exercisable (in shares)					842	842
Maximum number of shares to be issued if all conditions are met (in shares)					84,160	84,160
BSA-2014-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				787
Number of instruments outstanding, beginning balance (in shares)					459
Number of instruments lapsed (in shares)					0
Number of instruments exercised (in shares)					(230)
Number of instruments outstanding, ending balance (in shares)					230	230
Number of instruments exercisable (in shares)					230	230
Maximum number of shares to be issued if all conditions are met (in shares)					22,950	22,950